SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 7:- SHAREHOLDERS' EQUITY

a.	Issuance of Shares:

On January 31, 2023, the Company entered into a Sales Agreement with Leerink Partners LLC (previously known as SVB Securities LLC) (“Leerink Partners”), as sales agent, pursuant to which the Company may offer and sell, from time to time through Leerink Partners, its ordinary shares through an “at the market offering” (ATM). The offer and sale of our ordinary shares, if any, are and have been made pursuant to the base prospectus included in the Company’s shelf registration statements on Form F-3 (as declared effective on June 27, 2023 and June 8, 2026), as supplemented by the applicable prospectus supplement pertaining to the ATM. As of June 30, 2026, 7,767,626 shares were issued and sold through the ATM, with proceeds to the Company of approximately $14,152 (net of $943 issuance expenses). Pursuant to the existing prospectus supplement, the Company may offer and sell up to an additional $100,000 of its ordinary shares.

b.	Share option plan:

Transactions related to the grant of options to employees, directors and non-employees under the Company’s 2010 Share Option Plan, as amended, during the six-month period ended June 30, 2026, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at the beginning of year	8,628,743	4.05	5.52	796
Options granted	23,600	1.90
Options exercised	(142,435)	1.04		202
Options forfeited	(105,369)	1.42
Options expired	(722,330)	4.28

Options outstanding as of June 30, 2026	7,682,209	4.02	5.20	2,324

Exercisable as of June 30, 2026	5,882,971	4.74	4.23	1,190

During the six-month period ended June 30, 2026, the Company’s Board of Directors granted 23,600 options to purchase ordinary shares of the Company to employees. The exercise prices for such options range from $1.76 to $2.90 per share, with vesting to occur within four years.

The Company selected the Black-Scholes-Merton (“Black-Scholes”) option-pricing model as the most appropriate fair value method for its share-options awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected share price volatility and the expected option term. Expected volatility was calculated based on actual historical share price movements over a term that is equivalent to the expected term of granted options. The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding.

The following table presents the assumptions used to estimate the fair value of the options granted in the periods presented:

	Six months ended June 30,
	2026	2025
	Unaudited

Volatility	87.1%-91.4%	90.6%-91.0%
Risk-free interest rate	3.76%-4.02%	4.07%-4.37%
Dividend yield	0%	0%
Expected life (years)	4.13-5.01	4.14

Weighted average fair value of options granted during the six-month periods ended June 30, 2026 and 2025 were $1.33 and $1.20, respectively.

c.	RSUs

A summary of RSUs activity during the six-month period ended June 30, 2026 is as follows:

	Number of RSUs	Weighted average grant date per value
		$

RSUs outstanding at the beginning of year	567,400	1.57
RSUs granted	19,200	1.96
RSUs vested	(29,645)	1.70
RSUs forfeited	(28,442)	1.61
RSUs net settled	(388)	1.69

Unvested RSUs outstanding as of June 30, 2026	528,125	1.58

As of June 30, 2026, the total unrecognized estimated compensation cost related to non-vested share options and RSUs granted prior to that date was $2,203 which is expected to be recognized over a weighted average period of approximately 2.63 years.

The stock-based compensation expenses related to share options and RSU's are included as follows in the expense categories:

	2026	2025
	Unaudited
Research and development expenses	$210	$454
Marketing and business development expenses	29	52
General and administrative expenses	331	481

Total operating expense	$570	$987